SIGNIFICANT ACCOUNTING POLICIES - RESEARCH AND DEVELOPMENT EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES [abstract]
Research and development expense	¥ 7,956	¥ 6,423	¥ 5,941